Consolidated Cash Flow Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Cash Flow Statement
Interest element of lease payments	$ 31	$ 31	$ 30